Accounts Receivables - Concessions	12 Months Ended
Dec. 31, 2023
Accounts Receivables - Concessions
Accounts Receivables - Concessions

9.	Accounts Receivables - Concessions

	12.31.2023	12.31.2022
Power distribution service concession (9.1)	1,954,679	1,442,819
Bonus from the grant of concession agreements under the quota system (9.2)	792,741	766,832
Generation concession agreements (9.3)	71,835	68,642
	2,819,255	2,278,293
Current	9,354	8,603
Noncurrent	2,809,901	2,269,690

9.1	Power distribution service concession

Balance as of January 1, 2022	1,200,708
Transfers from contract assets (Note 10.1)	168,072
Transfers to other receivables (assets held for disposal)	(5,048)
Fair value recognition	79,169
Loss on disposal	(82)
Balance as of December 31, 2022	1,442,819
Transfers from contract assets (Note 10.1)	451,250
Transfers to other receivables (assets held for disposal)	(1,287)
Fair value recognition	62,167
Loss on disposal	(270)
Balance as of December 31, 2023	1,954,679

Balance corresponding to the estimated portion of investments made in the public service infrastructure whose useful life exceeds the concession period and which, according to the contractual provision, will be indemnified by the Granting Authority at the end of the concession.

9.2	Bonus from the grant of concession agreements under the quota system

Balance as of January 1, 2022	730,851
Transfers to electricity grid use charges - customers	(82,458)
Interest (Note 30.1)	118,439
Balance as of December 31, 2022	766,832
Transfers to electricity grid use charges - customers	(88,461)
Interest (Note 30.1)	114,370
Balance as of December 31, 2023	792,741

On January 5, 2016, Copel GeT entered into a 30-year concession agreement of HPP GPS, in accordance with Law No. 12,783/2013, with payment of the Bonus from the Grant - BO to the Granting Authority, amounting to R$574,827, as per Aneel Invitation to Bid 12/2015.

The amount of the bonus for the grant was recognized as a financial asset due to the unconditional right of Copel GeT to receive the amount paid with inflation adjustment based on IPCA and interest during the concession period.

9.3	Power generation concessions agreements

Balance as of January 1, 2022	102,220
Remeasurement	1,934
Fair value adjustment	(35,512)
Balance as of December 31, 2022	68,642
Fair value adjustment	3,193
Balance as of December 31, 2023	71,835

Residual balance of the electricity generation assets of HPP GPS and HPP Mourão I. Copel GeT depreciated the plants until 2015, the expiration date of the concessions, and the remaining balance was reclassified to accounts receivable related to the concession and subsequently measured at the best estimate of fair value. In 2015, Copel GeT expressed to Aneel its interest in receiving the indemnifiable amount, with proof of the realization of the respective investments, and in 2022, it filed the updated indemnifiable amount evaluation report (Note 34.2.1 - e).